Operating Leases - Future minimum lease payments under non-cancelable leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease Liability Maturity Analysis
2024	$ 155,242
2025	81,107
2026	82,325
Total lease payments	318,674
Less: Imputed Interest	(55,997)
Total	$ 262,677	$ 405,017